Stockholders' Deficiency (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Black-Scholes Option Pricing Model to Warrants Granted, Weighted Average Assumptions
In applying the Black-Scholes option pricing model to warrants granted, the Company used the following weighted average assumptions:

	For The Six Months Ended
	June 30,
	2015	2014
Risk free interest rate	1.22% - 1.71%	0.39% - 2.20%
Expected term (years)	5.00	1.96 - 5.00
Expected volatility	121% - 122%	120% - 129%
Expected dividends	0.00%	0.00%

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For The Year Ended
	December 31,
	2014	2013
Risk free interest rate	0.39% - 2.20%	0.34% - 1.68%
Expected term (years)	1.96 - 5.00	3.00 - 5.00
Expected volatility	116% - 122%	132% - 135%
Expected dividends	0.00%	0.00%

Summary of Warrant Activity
A summary of the stock warrant activity during the six months ended June 30, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2014	412,422	$17.97
Granted	316,428	13.82
Exercised	-	-
Forfeited	-	-
Outstanding, June 30, 2015	728,850	$16.17	3.8	$45,500

Exercisable, June 30, 2015	693,850	$15.47	3.9	$45,500

A summary of the warrant activity during the years ended December 31, 2014 and 2013 is presented below:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Life	Intrinsic
	Warrants	Price		In Years	Value
Outstanding, December 31, 2012	166,740	$33.80
Granted	157,357	31.20
Exercised	(84,305)	6.00	[1]
Forfeited	-	-
Outstanding, December 31, 2013	239,792	$24.16
Granted	192,463	13.92
Exercised	(18,832)	6.00	[1]
Forfeited	(1,000)	10.00
Outstanding, December 31, 2014	412,423	$17.97		3.2	$-

Exercisable, December 31, 2014	377,422	$16.86		3.3	$-

[1]
During the year ended December 31, 2013, warrants to purchase an aggregate of 84,305 shares of common stock, with original exercise prices ranging from $30.00 to $80.00 per share, had their exercise prices reduced to $6.00 per share pursuant to the Warrant Exercise and Reload Program. During the year ended December 31, 2014, warrants to purchase an aggregate of 18,832 shares of common stock, with original exercise prices ranging from $30.00 to $80.00 per share, had their exercise prices reduced to $6.00 per share pursuant to the Warrant Exercise and Reload Program.

Information Related to Stock Warrants
The following table presents information related to stock warrants at June 30, 2015:

Warrants Outstanding			Warrants Exercisable
			Weighted
		Outstanding	Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$6.00		32,500	3.9	32,500
7.60		25,000	4.8	25,000
8.00		12,500	4.5	12,500
10.00		56,554	4.6	56,554
10.60		19,000	2.9	19,000
11.60		2,500	4.3	2,500
12.00		5,000	4.8	5,000
15.00		454,638	4.0	454,638
18.80		2,500	4.3	2,500
20.00		27,500	3.9	27,500
30.00		43,140	2.0	43,140
35.00		1,000	1.8	1,000
40.00		6,176	3.4	6,176
50.00		1,000	2.1	1,000
60.00		1,842	2.8	1,842
80.00		3,000	2.3	3,000
Variable	[1]	35,000	-	-
		728,850	3.9	693,850

[1]
Warrants to purchase 35,000 shares of common stock have an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur during the six months ended June 30, 2015.

The following table presents information related to stock warrants at December 31, 2014:

Warrants Outstanding			Warrants Exercisable
			Weighted
			Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$6.00		32,500	4.4	32,500
8.00		10,000	4.9	10,000
10.00		25,104	4.8	25,104
10.60		19,000	3.4	19,000
11.60		2,500	4.8	2,500
15.00		202,160	2.8	202,160
18.80		2,500	4.8	2,500
20.00		27,500	4.4	27,500
30.00		43,140	2.5	43,140
35.00		1,000	2.3	1,000
40.00		6,176	3.9	6,176
50.00		1,000	2.6	1,000
60.00		1,843	3.3	1,842
80.00		3,000	2.8	3,000
Variable	[1]	35,000	-	-
		412,423	3.3	377,422

[1]
Warrants to purchase 35,000 shares of common stock have an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2014.

Black-Scholes Option Pricing Model to Stock Options Granted, Weighted Average Assumptions
In applying the Black-Scholes option pricing model to stock options granted, the Company used the following weighted average assumptions:

	For the Six Months Ended
	June 30,
	2015	2014
Risk free interest rate	1.33% - 1.64%	1.50% - 2.54%
Expected term (years)	5.00 - 6.00	5.00 - 10.00
Expected volatility	121% - 122%	120% - 121%
Expected dividends	0.00%	0.00%

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Year Ended
	December 31,
	2014	2013
Risk free interest rate	1.50% - 2.54%	1.13% - 2.66%
Expected term (years)	5.00 - 10.00	5.00 - 10.00
Expected volatility	116% - 122%	132% - 135%
Expected dividends	0.00%	0.00%

Stock option expense
The following table presents information related to stock option expense:

					Weighted
					Average
					Remaining
	For The Six Months Ended		Unrecognized at		Amortization
	June 30,		June 30,		Period
	2015	2014	2015		(Years)

Consulting	$118,230	$251,575	$476,246		2.3
Research and development	233,152	153,714	643,481	[1]	2.2
General and administrative	133,144	104,979	764,074		2.2

	$484,526	$510,268	$1,883,801		2.2

[1]	Includes $266,096 of unrecognized expense that is subject to non-employee mark-to-market adjustments.

The following table presents information related to stock option expense:

					Weighted
					Average
	For the Year Ended		Unrecognized at		Amortization
	December 31,		December 31,		Period
	2014	2013	2014		(Years)

Consulting	$365,825	$160,894	$654,956		2.6
Research and development	328,740	251,758	712,551	[1]	2.5
General and administrative	179,628	235,163	961,378		2.6

	$874,193	$647,815	$2,328,885		2.6

[1]	Includes $448,189 of expense that is subject to non-employee mark-to-market adjustments.

Summary of Option Activity
A summary of the stock option activity during the six months ended June 30, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2014	779,200	$12.18
Granted	45,000	8.82
Exercised	-	-
Forfeited	(35,000)	6.34
Outstanding, June 30, 2015	789,200	$12.25	8.0	$317,000

Exercisable, June 30, 2015	365,327	$17.49	7.2	$28,500

A summary of the option activity during the years ended December 31, 2014 and 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2012	200,900	$22.40
Granted	57,250	13.60
Exercised	-	-
Forfeited	(6,000)	10.00
Outstanding, December 31, 2013	252,150	$20.70
Granted	528,750	8.17
Exercised	-	-
Forfeited	(1,700)	26.18
Outstanding, December 31, 2014	779,200	$12.18	8.5	$979,600

Exercisable, December 31, 2014	318,573	$18.29	7.6	$45,600

Information Related to Stock Options
The following table presents information related to stock options at June 30, 2015:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$5.70	35,000	9.0	15,000
6.40	25,000	-	-
6.60	281,250	4.2	3,750
6.80	12,500	-	-
7.80	3,000	4.0	3,000
8.00	15,000	-	-
9.20	25,000	-	-
9.40	5,000	4.6	4,375
10.00	17,250	4.4	17,250
10.60	2,000	8.7	2,000
12.00	49,000	8.3	49,000
13.00	133,750	8.3	92,502
20.00	6,550	7.5	6,550
21.00	113,500	6.6	113,500
22.00	250	2.0	250
24.00	500	0.9	500
25.00	2,150	1.4	2,150
28.00	17,500	4.1	10,500
30.00	45,000	7.4	45,000
	789,200	7.2	365,327

The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$5.70	45,000	9.5	10,000
6.40	25,000	-	-
6.60	306,250	4.7	3,750
6.80	12,500	-	-
7.80	3,000	4.5	3,000
10.00	17,250	4.9	16,625
10.60	2,000	9.2	2,000
12.00	49,000	8.8	49,000
13.00	133,750	9.1	56,248
20.00	6,550	8.0	6,550
21.00	113,500	7.1	113,500
22.00	250	2.4	250
24.00	500	1.4	500
25.00	2,150	1.9	2,150
28.00	17,500	4.5	10,000
30.00	45,000	7.9	45,000
	779,200	7.6	318,573

Common Stock Award Expense
The following table presents information related to compensatory common stock expense:

	For The Six Months Ended		Unrecognized at
	June 30,		June 30,
	2015	2014	2015

Consulting	$90,300	$234,500	$-
Research and development	8,847	5,898	-

	$99,147	$240,398	$-

The following table presents information related to compensatory common stock issuances expense during the years ended December 31, 2014 and 2013:

	For the Year Ended		Unrecognized at
	December 31,		December 31,
	2014	2013	2014

Consulting	$276,500	$111,351	$-
Research and development	24,337	26,704	-

	$300,837	$138,055	$-

Summary of Common Stock Award Activity
A summary of compensatory common stock issuances activity during the years ended December 31, 2014 and 2013 is presented below:

		Weighted
		Average	Total
	Number of	Issuance Date	Issuance Date
	Shares	Fair Value	Fair Value

Non-vested, December 31, 2012	-	$-	$-
Granted	11,977	11.53	138,055
Vested	(11,977)	(11.53)	(138,055)
Forfeited	-	-	-
Non-vested, December 31, 2013	-	$-	$-
Granted	97,188	5.27	511,886
Vested	(97,188)	(5.27)	(511,886)
Forfeited	-	-	-
Non-vested, December 31, 2014	-	$-	$-